UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: December 31

Date of reporting period: July 1, 2023 - April 26, 2024

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX Proxy Voting Records
AAM/Phocas Real Estate Fund
Reporting Period: July 1, 2023 through April 26, 2024

Company Name	Ticker	Primary CUSIP	Meeting Date	Proponent	Proposal Text	Vote Instruction	Voted	Vote Against Management
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Elect Director Richard A. Baker	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Elect Director Angela K. Ho	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Elect Director Michael J. Indiveri	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Elect Director Zabrina M. Jenkins	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Elect Director Lee S. Neibart	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Elect Director Adrienne B. Pitts	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Elect Director Laura H. Pomerantz	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Elect Director Stuart A. Tanz	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Elect Director Eric S. Zorn	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Ratify Ernst & Young LLP as Auditors	For	Yes	No
Retail Opportunity Investments Corp.	ROIC	76131N101	23-Apr-24	Management	Advisory Vote to Ratify Named Executive Officers' Compensation	For	Yes	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)*	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	June 26, 2024

*	Print the name and title of each signing officer under his or her signature.